Post-Employment Benefits - Summary of Weighted Average Principal Assumptions Used to Determine Defined Benefit Obligation (Detail)	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Discount rate	3.72%	3.72%	4.57%
Pension plan [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.10%	3.60%
Rate of compensation increase	2.30%	2.30%
Other post employment benefit plans [member] | Canada plan [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.00%	3.60%
Rate of compensation increase	2.30%	2.30%